Revenue Recognition - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 473	$ 493	$ 1,341	$ 2,810	$ 1,783
Deferred costs to fulfill contracts	1,800				3,000
Deferred costs, current	$ 1,400				$ 900	$ 700